Income Taxes	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 15: INCOME TAXES
As indicated in Note 2(v), the Company is a Marshall Islands corporation. However, the Company is subject to tax in Argentina, Brazil and Paraguay, jurisdictions where certain of its subsidiaries operate. The Company's operations in Panama and Uruguay are not taxed. The corporate income tax rate in Argentina, Brazil and Paraguay is 35%, 34% and 10%, respectively for the year ended December 31, 2016.
The components of income before income taxes in consolidated statements of income for the years ended December 31, 2016, 2015 and 2014 are as follows:

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Argentina	$ (789)	$ (14,031)	$ (1,661)
Paraguay	(7,239)	5,942	3,971
Uruguay	44,432	49,465	33,076
Panama	(19,391)	(16,283)	(18,731)
Marshall Islands	(6,404)	(6,716)	(33,424)
Others	530	310	(211)

Total income/(loss) before income taxes and noncontrolling interest	$ 11,139	$ 18,687	$ (16,980)

Income tax benefit is comprised of:

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Current	$ (211)	$ 1,947	$ (626)
Deferred	(333)	2,028	1,183

Total Argentina	$ (544)	$ 3,975	$ 557
Current	$ (162)	$ (214)	$ (232)
Deferred	(276)	(210)	(49)

Total Paraguay	$ (438)	$ (424)	$ (281)

Total income tax (loss)/benefit	$ (982)	$ 3,551	$ 276

A reconciliation between the income tax expense resulting from applying the Marshall Islands, Panamanian or Uruguayan statutory income tax rate and the reported income tax expense has not been presented herein, as it would not provide any additional useful information to the users of these consolidated financial statements, as the Company's net income is subject to neither Marshall Islands, Panama nor Uruguay tax.
A reconciliation between the income tax expense resulting from applying the Brazilian or Paraguayan statutory income tax rate and the reported income tax expense has not been presented herein since these amounts are not material to the Company's consolidated financial statements.
Reconciliation of income tax benefit to taxes calculated based on Argentinean statutory tax rate is as follows:

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Loss before income taxes and noncontrolling interest	$ (789)	$ (14,031)	$ (1,661)
Statutory tax rate	35%	35%	35%

Income before taxes at the statutory tax rate	276	4,911	581
Permanent differences	(820)	(936)	(24)

Income tax (loss)/benefit of the year	$ (544)	$ 3,975	$ 557

The components of deferred income taxes included on the balance sheets were as follows:

	December 31, 2016	December 31, 2015
Deferred income tax assets:
Future deductible differences	$ 316	$ 1,934
Tax loss carry-forward	1,199	1,196

Total deferred income tax assets	1,515	3,130

Deferred income tax liabilities:
Intangible assets	(7,222)	(8,210)
Property, plant and equipment, net	(4,810)	(5,101)
Other	(1,009)	(736)

Total deferred income tax liabilities	(13,041)	(14,047)

Net deferred income tax liabilities	$ (11,526)	$ (10,917)

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